Exhibit 99.1

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Jun-14
Date of Report:	15-Jul-14

This report contains information regarding Bank of Montreal Registered Covered Bond Program’s Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Mortgage Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Mortgage Loans in the Cover Pool will vary over time.

This report is for distribution only under such circumstances as may be permitted by applicable law. The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Bank of Montreal to be accurate, however, Bank of Montreal makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Series	Initial Principal Amount	Translation Rate	C$ Equivalent	Maturity Date	Expected Legal Maturity	Final Maturity	Coupon Rate	Rate Type

CB Series 1	€1,000,000,000	1.5150	$1,515,000,000	May 7, 2019	May 7, 2019	May 7, 2019	1.00%	Fixed

Outstanding under the Global Registered Covered Bond Program as of the Calculation Date			$1,515,000,000

Issued prior to CMHC registration under the legacy Covered Bond Program (1)			$7,603,700,000

Total Covered Bond Outstanding			$9,118,700,000

Total Outstanding OSFI Covered Bond Limit			22,395,744,000

Weighted average maturity of Outstanding Covered Bonds (months)			60
Weighted average remaining term of Loans in Cover Pool (months)			27.62

Covered Bond Series Ratings			Moody’s	Fitch	DBRS
CB Series 1			Aaa	AAA	AAA

(1) Covered bonds outstanding under the legacy Covered Bond Program do not form part of the BMO Global Registered Covered Bond Program nor do they benefit from the Covered Bond Legislative Framework.

Supplementary Information

Parties to Bank of Montreal Global Registered Covered Bond Program
Issuer	Bank of Montreal
Guarantor Entity	BMO Covered Bond Guarantor Limited Partnership
Servicer and Cash Manager	Bank of Montreal
Interest Rate Swap Provider	Bank of Montreal
Covered Bond Swap Provider	Bank of Montreal
Bond Trustee and Custodian	Computershare Trust Company of Canada
Cover Pool Monitor	KPMG LLP
Account Bank and GDA Provider	Bank of Montreal
Standby Bank Account and Standby GDA Provider	Royal Bank of Canada
Principal Paying Agent	The Bank of New York Mellon

Bank of Montreal Credit Ratings
	Moody’s	Fitch	DBRS
Senior Debt	Aa3	AA-	AA
Short-Term Debt	P-1	F1+	R-1(high)
Ratings Outlook	Negative	Stable	Stable

Applicable Ratings of Standby Account Bank and Standby GDA Provider

	Moody’s	Fitch	DBRS
Royal Bank of Canada	P-1	F1+ and AA	R-1(high) or AA

Description of Ratings Triggers (1)(2)

A. Party Replacement Triggers

If the ratings of the counterparty falls below the level indicated below, such party is required to be replaced, or in the case of the Cash Manager, obtain a guarantee for its obligations.

Counterparty	Moody’s	Fitch	DBRS
Cash Manager (BMO)	P-1	F2 and BBB+	BBB(low)
Account Bank/GDA Provider (BMO)	P-1	F1 and A	R-1(middle) or AA(low)
Standby Account Bank/GDA Provider (RBC)	P-1	F1 and A	R-1(middle) or A(low)
Servicer (BMO)	Baa2	F2	BBB(low)
Interest Rate Swap Provider (BMO)	P-2 or A3	F3 or BBB-	R-2(high) or BBB(high)
Covered Bond Swap Provider (BMO)	P-2 or A3	F3 or BBB-	R-2(high) or BBB(high)
Paying Agent (BNY Mellon)	P-1	F1 and A	N/A

(1) Where only one rating is expressed, this rating represents the short-term rating (unless otherwise specified) and where two ratings are expressed, the first is short-term and the second is long-term.

(2) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

BMO Covered Bond Program	Monthly Investor Report - July 2014	1 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Jun-14
Date of Report:	15-Jul-14

B. Summary of Specific Rating Trigger Actions

I) The following actions are required if the Cash Manager (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received directly into the GDA Account (or Standby GDA Account if applicable) within 2 Canadian business days and the Cash Manager shall immediately remit any funds held at such time for or on behalf of the Guarantor directly into the GDA Account	P-1	F1 or A	R-1(middle) or AA(low)

II) The following actions are required if the Servicer (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received to the Cash Manager, or GDA as applicable	P-1	F1 or A	R-1(middle) or BBB (low)

III) The Swap Provider is required to transfer credit support or transfer all of its rights and obligations to a replacement third party, or to obtain a guarantee of its rights and obligations from a third party, if the Swap Provider undergoes a downgrade below the stipulated rating:

	Moody’s(3)	Fitch	DBRS
a) Interest Rate Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A(high)
b) Covered Bond Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A(high)

IV) The following actions are required if the Issuer (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) Mandatory repayment of the Demand Loan	N/A	F2 or BBB+	N/A

b) Cashflows will be exchanged under the Covered Bond Swap Agreement (to the extent not already taking place)	Baa1	BBB+	BBB(high)

c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle) or BBB(low)

Events of Defaults & Test Compliance
Asset Coverage Test (C$ Equivalent of Outstanding		Pass
Covered Bond < Adjusted Aggregate Asset Amount)
Issuer Event of Default		No
Guarantor LP Event of Default		No

(3) If no short term rating exists, then A1

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Pre-Maturity Test
(Applicable to Hard Bullet Covered Bonds)

Pre-Maturity Minimum Ratings	Moody’s	Fitch	DBRS(1)	Pre-Maturity Test
	P-1	F1+	A(high) or A(low)	N/A

Following a breach of the Pre-Maturity test in respect of a Series of Hard Bullet Covered Bonds, and unless the Pre-Maturity Ledger is otherwise funded from the other sources, the Partnership shall offer to sell Randomly Selected Loans if Final Maturity Date is within 12 months from the Pre-Maturity Test Date

(1) In the case of DBRS, if Final Maturity Date is within six months of the Pre-Maturity Test Date, then A(high), otherwise A(low).

Reserve Fund

Reserve Fund Required Amount Ratings	Moody’s	Fitch	DBRS
Senior		A	A(low)
Short Term	P-1	F1	R-1(middle)

Are the ratings of the Issuer below the Reserve Fund Required Amount Ratings?		No

If the ratings of the Issuer fall below the Reserve Fund Required Amount Ratings, then the Guarantor shall credit or cause to be credited to the Reserve Fund funds up to an amount equal to the Reserve Fund Required Amount with Available Revenue Receipts and Available Principal Receipts

Reserve Fund Balance        N/A

BMO Covered Bond Program	Monthly Investor Report - July 2014	2 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Jun-14
Date of Report:	15-Jul-14

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$1,515,000,000

A = Lesser of (i) Sum of LTV adjusted outstanding principal balance and (ii) Sum of Asset percentage adjusted outstanding principal balance	$6,908,560,605		A (i)		7,388,834,871
B = Principal receipts not applied	-		A (ii)		6,908,560,605

C = Cash capital contributions	-	Asset Percentage		93.5%
D = Substitution assets	-	Maximum Asset
E = (i) Reserve fund balance	-	Percentage		95.0%
(ii) Pre - Maturity liquidity ledger balance	-
F = Negative carry factor calculation	-
Total: A + B + C + D + E - F	$6,908,560,605

Asset Coverage Test Pass/Fail	Pass
Valuation Calculation

Trading Value of Covered Bonds	$1,538,224,950

A = Lesser of i) Present value of outstanding loan balance of Performing Eligible Loans(1) and ii) 80% of Market Value(2) of properties securing Performing Eligible Loans, net of adjustments	7,437,550,638		A (i)		7,437,550,638
B = Principal receipts up to calculation date not otherwise applied	-		A (ii)		10,696,407,242
C = Cash capital contributions	-
D = Trading Value of any Substitute Assets	-
E = (i) Reserve Fund Balance, if applicable	-
(ii) Pre - Maturity liquidity ledger balance	-
F = Trading Value of Swap Collateral	-

Total: A + B + C + D + E + F	$7,437,550,638

(1) Present value of expected future cash flows of Loans using current market interest rates offered to BMO clients. The effective weighted average rate used for discounting is 2.95%
(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
Intercompany Loan Balance

Guarantee Loan	$1,620,412,341
Demand Loan	6,093,167,059

Total	$7,713,579,400

Cover Pool Losses

Period end	Write Off Amounts	Loss Percentage (Annualized)
June 30, 2014	$0	0.00%

Cover Pool Flow of Funds

	Current Month	Previous Month
Cash Inflows
Principal receipts	280,073,635	404,683,825
Proceeds for sale of Loans
Revenue Receipts	23,156,309	20,738,954
Swap Receipts	7,151,511	8,909,618
Cash Capital Contribution	-	-
Advances of Intercompany Loans
Guarantee Fee
Cash Outflows
Swap Payment	-	-
Intercompany Loan interest	(12,198,464)	(12,122,349)
Intercompany Loan principal	(360,747,400)	(323,332,700)
Intercompany Loan repayment
Mortgage Top-up Settlement
Misc Partnership Expenses	(93)	(67)
Profit Distribution to Partners	-	-

Net inflows/(outflows)	(62,564,502)	98,877,281.17

Cover Pool - Summary Statistics

Asset Type	Mortgages
Previous Month Ending Balance	7,720,051,976
Aggregate Outstanding Balance	$7,389,192,862
Number of Loans	37,275
Average Loan Size	$198,235
Number of Primary Borrowers(1)	36,340
Number of Properties	37,275

Weighted Average Current Loan to Value (LTV)	62.49%
Weighted Average Authorized LTV	69.64%
Weighted Average Original LTV	69.64%
Weighted Average Seasoning	26.67	(Months)
Weighted Average Coupon	3.14%
Weighted Average Original Term	54.29	(Months)
Weighted Average Remaining Term	27.62	(Months)
Substitution Assets	Nil

(1) In the Bank’s previous report filed June 18, 2014 for the period ending May 31, 2014, the number of borrowers was actually 37,972 not 39,989 as reported.

BMO Covered Bond Program	Monthly Investor Report - July 2014	3 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Jun-14
Date of Report:	15-Jul-14

Cover Pool - Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	37,240	99.91	$7,382,763,822	99.91
30 - 59 days past due	6	0.02	$898,010	0.01
60 - 89 days past due	21	0.06	$4,586,044	0.06
90 or more days past due	8	0.02	$944,986	0.01

Grand Total	37,275	100.00	$7,389,192,862	100.00

Cover Pool - Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage

Alberta	4,365	11.71	$976,193,196	13.21
British Columbia	4,386	11.77	$1,083,630,187	14.67
Manitoba	673	1.81	$101,506,291	1.37
New Brunswick	713	1.91	$83,728,421	1.13
Newfoundland	945	2.54	$146,003,941	1.98
Northwest Territories & Nunavut	-	-	$-	-
Nova Scotia	1,269	3.40	$196,583,598	2.66
Ontario	15,916	42.70	$3,288,031,773	44.50
Prince Edward Island	236	0.63	$30,763,766	0.42
Quebec	8,023	21.52	$1,353,082,580	18.31
Saskatchewan	749	2.01	$129,669,109	1.75
Yukon Territories	-	-	$-	-

Grand Total	37,275	100.00	$7,389,192,862	100.00

Cover Pool - Credit Score Distribution

Credit Score	Number of Loans	Percentage	Principal Balance	Percentage

Less than 600 or Unavailable	846	2.27	$148,761,703	2.01
600 - 650	1,330	3.57	$286,870,704	3.88
651 - 700	3,963	10.63	$889,657,492	12.04
701 - 750	8,301	22.27	$1,817,073,128	24.59
751 - 800	14,872	39.90	$2,958,208,118	40.03
801 and Above	7,963	21.36	$1,288,621,717	17.44

Grand Total	37,275	100.00	$7,389,192,862	100.00

Cover Pool - Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage

Fixed	33,796	90.67	$6,586,412,871	89.14
Variable	3,479	9.33	$802,779,991	10.86

Grand Total	37,275	100.00	$7,389,192,862	100.00

Cover Pool - Mortgage Asset Type Distribution

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Amortizing Mortgages	37,275	100.00	$7,389,192,862	100.00

Grand Total	37,275	100.00	$7,389,192,862	100.00

Cover Pool - Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Owner Occupied	31,343	84.09	$6,051,374,222	81.89
Non-Owner Occupied	5,932	15.91	$1,337,818,640	18.11

Grand Total	37,275	100.00	$7,389,192,862	100.00

Cover Pool - Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 1.00	-	-	$-	-
1.00 - 3.99	34,527	92.63	$7,040,505,652	95.28
4.00 - 4.49	2,059	5.52	$262,430,362	3.55
4.50 - 4.99	498	1.34	$61,282,729	0.83
5.00 - 5.49	136	0.36	$19,551,106	0.26
5.50 - 5.99	35	0.09	$3,591,229	0.05
6.00 - 6.49	18	0.05	$1,756,204	0.02
6.50 - 6.99	2	0.01	$75,581	0.00
7.00 - 7.49	-	-	$-	-
7.50 - 7.99	-	-	$-	-
8.00 and Above	-	-	$-	-

Grand Total	37,275	100.00	$7,389,192,862	100.00

BMO Covered Bond Program	Monthly Investor Report - July 2014	4 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Jun-14
Date of Report:	15-Jul-14

Cover Pool - Current LTV Distribution

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	2,063	5.53	$116,712,127	1.58
20.01 - 25.00	1,289	3.46	$113,059,451	1.53
25.01 - 30.00	1,516	4.07	$145,732,606	1.97
30.01 - 35.00	1,635	4.39	$194,232,252	2.63
35.01 - 40.00	1,868	5.01	$251,071,929	3.40
40.01 - 45.00	2,143	5.75	$321,722,095	4.35
45.01 - 50.00	2,424	6.50	$404,184,117	5.47
50.01 - 55.00	2,680	7.19	$493,205,364	6.67
55.01 - 60.00	2,614	7.01	$537,637,948	7.28
60.01 - 65.00	2,484	6.66	$590,723,043	7.99
65.01 - 70.00	3,067	8.23	$759,105,711	10.27
70.01 - 75.00	5,323	14.28	$1,335,898,350	18.08
75.01 - 80.00	8,169	21.92	$2,125,907,867	28.77
80.01 and Above	-	-	$-	-

Grand Total	37,275	100.00	7,389,192,862	100.00

Cover Pool - Remaining Term Distribution

Months to Maturity	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12	7,094	19.03	$1,269,286,609	17.18
12 - 17	4,788	12.85	$893,176,098	12.09
18 - 24	4,311	11.57	$785,033,120	10.62
25 - 30	1,862	5.00	$405,296,097	5.48
31 - 36	5,261	14.11	$1,040,590,649	14.08
37 - 42	11,734	31.48	$2,552,606,569	34.55
43 - 48	2,107	5.65	$422,000,529	5.71
49 - 54	118	0.32	$21,203,191	0.29
55 - 60	-	-	$-	-
61 - 63	-	-	$-	-
72 and Above	-	-	$-	-

Grand Total	37,275	100.00	$7,389,192,862	100.00

Cover Pool - Remaining Principal Balance Distribution

Remaining Principal Balance (C$)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	9,034	24.24	$579,562,691	7.84
100,000 - 199,999	13,899	37.29	$2,069,652,277	28.01
200,000 - 299,999	8,429	22.61	$2,059,039,736	27.87
300,000 - 399,999	3,332	8.94	$1,138,229,020	15.40
400,000 - 499,999	1,269	3.40	$562,413,659	7.61
500,000 - 599,999	586	1.57	$318,235,088	4.31
600,000 - 699,999	268	0.72	$172,504,389	2.33
700,000 - 799,999	139	0.37	$103,327,224	1.40
800,000 - 899,999	70	0.19	$58,958,040	0.80
900,000 - 999,999	65	0.17	$61,051,227	0.83
1,000,000 - 1,499,999	122	0.33	$146,304,635	1.98
1,500,000 - 2,000,000	41	0.11	$70,513,134	0.95
2,000,000 - 3,000,000	21	0.06	$49,401,742	0.67
3,000,000 and Above	-	-	$-	-

	37,275	100.00	$7,389,192,862	100.00

Cover Pool - Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condominium	6,003	16.10	$1,069,680,321	14.48
Multi-Residential	1,958	5.25	$457,561,045	6.19
Single Family	27,074	72.63	$5,429,071,287	73.47
Townhouse	2,240	6.01	$432,880,209	5.86

Grand Total	37,275	100.00	7,389,192,862	100.00

Note: Percentages and totals in the above tables may not add exactly due to rounding.

Cover Pool - Current LTV and Delinquency Distribution by Province

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and Below	$14,057,473	$-	$-	$-	$14,057,473
	20.01 - 25	$13,374,239	$-	$-	$-	$13,374,239
	25.01 - 30	$17,128,639	$-	$-	$-	$17,128,639
	30.01 - 35	$22,973,221	$-	$-	$-	$22,973,221
	35.01 - 40	$28,352,751	$-	$-	$-	$28,352,751
	40.01 - 45	$38,726,032	$-	$-	$-	$38,726,032
	45.01 - 50	$53,791,436	$-	$-	$-	$53,791,436
	50.01 - 55	$52,546,830	$-	$-	$-	$52,546,830
	55.01 - 60	$71,114,113	$-	$363,936	$-	$71,478,050
	60.01 - 65	$72,613,639	$-	$-	$-	$72,613,639
	65.01 - 70	$116,449,664	$-	$-	$-	$116,449,664
	70.01 - 75	$195,835,206	$-	$-	$-	$195,835,206
	75.01 - 80	$278,866,016	$-	$-	$-	$278,866,016
	80.01 and Above	$-	$-	$-	$-	$-

		975,829,260	-	363,936	-	976,193,196

BMO Covered Bond Program	Monthly Investor Report - July 2014	5 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Jun-14
Date of Report:	15-Jul-14

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
British Columbia	20.00 and Below	$26,406,223	$-	$-	$-	$26,406,223
	20.01 - 25	$23,528,063	$-	$-	$-	$23,528,063
	25.01 - 30	$28,293,426	$-	$-	$-	$28,293,426
	30.01 - 35	$36,317,890	$-	$-	$-	$36,317,890
	35.01 - 40	$49,525,164	$211,012	$-	$-	$49,736,175
	40.01 - 45	$55,951,112	$78,222	$-	$-	$56,029,333
	45.01 - 50	$63,681,075	$-	$-	$-	$63,681,075
	50.01 - 55	$81,039,363	$-	$-	$-	$81,039,363
	55.01 - 60	$86,998,674	$-	$-	$-	$86,998,674
	60.01 - 65	$86,675,838	$-	$133,199	$-	$86,809,037
	65.01 - 70	$117,247,064	$-	$-	$-	$117,247,064
	70.01 - 75	$197,669,173	$-	$-	$-	$197,669,173
	75.01 - 80	$228,509,283	$-	$1,365,406	$-	$229,874,689
	80.01 and Above	$-	$-	$-	$-	$-

		1,081,842,348	289,233	1,498,605	-	1,083,630,187

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Manitoba	20.00 and Below	$1,300,207	$-	$-	$-	$1,300,207
	20.01 - 25	$1,591,940	$-	$-	$-	$1,591,940
	25.01 - 30	$1,619,613	$-	$-	$-	$1,619,613
	30.01 - 35	$4,281,699	$-	$-	$-	$4,281,699
	35.01 - 40	$4,004,480	$-	$-	$-	$4,004,480
	40.01 - 45	$4,435,689	$-	$-	$-	$4,435,689
	45.01 - 50	$5,152,606	$-	$-	$-	$5,152,606
	50.01 - 55	$6,504,102	$-	$-	$-	$6,504,102
	55.01 - 60	$9,408,396	$-	$-	$-	$9,408,396
	60.01 - 65	$9,049,088	$-	$-	$-	$9,049,088
	65.01 - 70	$9,658,263	$-	$-	$-	$9,658,263
	70.01 - 75	$14,723,065	$-	$108,638	$-	$14,831,703
	75.01 - 80	$29,668,506	$-	$-	$-	$29,668,506
	80.01 and Above	$-	$-	$-	$-	$-

		101,397,654	-	108,638	-	101,506,291

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
New Brunswick	20.00 and Below	$933,518	$-	$-	$-	$933,518
	20.01 - 25	$474,040	$-	$-	$-	$474,040
	25.01 - 30	$2,476,477	$-	$-	$-	$2,476,477
	30.01 - 35	$1,617,447	$-	$-	$-	$1,617,447
	35.01 - 40	$1,913,170	$-	$-	$-	$1,913,170
	40.01 - 45	$3,405,062	$-	$-	$-	$3,405,062
	45.01 - 50	$3,436,622	$-	$-	$-	$3,436,622
	50.01 - 55	$5,390,867	$-	$51,782	$-	$5,442,649
	55.01 - 60	$5,784,380	$-	$-	$-	$5,784,380
	60.01 - 65	$7,497,773	$-	$-	$-	$7,497,773
	65.01 - 70	$9,214,478	$-	$-	$-	$9,214,478
	70.01 - 75	$16,798,949	$-	$-	$-	$16,798,949
	75.01 - 80	$24,733,857	$-	$-	$-	$24,733,857
	80.01 and Above	$-	$-	$-	$-	$-

		83,676,639	-	51,782	-	83,728,421

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Newfoundland	20.00 and Below	$865,417	$-	$-	$-	$865,417
	20.01 - 25	$946,163	$-	$-	$-	$946,163
	25.01 - 30	$1,574,330	$-	$-	$-	$1,574,330
	30.01 - 35	$2,699,920	$-	$-	$-	$2,699,920
	35.01 - 40	$2,692,314	$-	$-	$-	$2,692,314
	40.01 - 45	$4,459,624	$-	$-	$-	$4,459,624
	45.01 - 50	$5,930,982	$-	$-	$-	$5,930,982
	50.01 - 55	$3,989,114	$-	$-	$-	$3,989,114
	55.01 - 60	$10,421,591	$-	$-	$-	$10,421,591
	60.01 - 65	$11,682,154	$-	$-	$-	$11,682,154
	65.01 - 70	$9,461,416	$-	$-	$-	$9,461,416
	70.01 - 75	$29,821,761	$-	$-	$168,454	$29,990,215
	75.01 - 80	$60,635,639	$-	$655,063	$-	$61,290,702
	80.01 and Above	$-	$-	$-	$-	$-

		145,180,424	-	655,063	168,454	146,003,941

BMO Covered Bond Program	Monthly Investor Report - July 2014	6 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Jun-14
Date of Report:	15-Jul-14

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Northwest Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nova Scotia	20.00 and Below	$1,999,255	$-	$-	$-	$1,999,255
	20.01 - 25	$1,552,312	$-	$-	$-	$1,552,312
	25.01 - 30	$3,066,357	$-	$-	$-	$3,066,357
	30.01 - 35	$4,671,289	$-	$-	$-	$4,671,289
	35.01 - 40	$5,950,618	$-	$-	$-	$5,950,618
	40.01 - 45	$7,745,620	$-	$-	$-	$7,745,620
	45.01 - 50	$10,510,709	$-	$-	$-	$10,510,709
	50.01 - 55	$11,260,850	$-	$-	$70,601	$11,331,451
	55.01 - 60	$10,610,464	$-	$-	$-	$10,610,464
	60.01 - 65	$14,031,152	$-	$-	$-	$14,031,152
	65.01 - 70	$19,370,802	$-	$-	$-	$19,370,802
	70.01 - 75	$40,397,430	$-	$-	$-	$40,397,430
	75.01 - 80	$65,346,138	$-	$-	$-	$65,346,138
	80.01 and Above	$-	$-	$-	$-	$-

		196,512,997	-	-	70,601	196,583,598

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nunavut	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Ontario	20.00 and Below	$53,947,188	$-	$-	$30,622	$53,977,810
	20.01 - 25	$54,741,056	$-	$-	$-	$54,741,056
	25.01 - 30	$66,552,611	$-	$-	$32,756	$66,585,367
	30.01 - 35	$91,149,592	$-	$-	$-	$91,149,592
	35.01 - 40	$121,041,664	$-	$-	$-	$121,041,664
	40.01 - 45	$150,568,322	$138,302	$147,377	$55,558	$150,909,559
	45.01 - 50	$181,241,650	$-	$-	$-	$181,241,650
	50.01 - 55	$239,927,226	$-	$-	$-	$239,927,226
	55.01 - 60	$233,941,556	$-	$-	$-	$233,941,556
	60.01 - 65	$268,058,760	$-	$134,856	$-	$268,193,616
	65.01 - 70	$321,599,556	$240,876	$-	$-	$321,840,432
	70.01 - 75	$566,403,722	$201,705	$-	$-	$566,605,427
	75.01 - 80	$937,274,422	$-	$172,030	$430,367	$937,876,819
	80.01 and Above	$-	$-	$-	$-	$-

		3,286,447,326	580,883	454,263	549,302	3,288,031,773

BMO Covered Bond Program	Monthly Investor Report - July 2014	7 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Jun-14
Date of Report:	15-Jul-14

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Prince Edward Island	20.00 and Below	$293,364	$-	$-	$-	$293,364
	20.01 - 25	$246,446	$-	$-	$-	$246,446
	25.01 - 30	$100,189	$-	$-	$-	$100,189
	30.01 - 35	$615,635	$-	$-	$-	$615,635
	35.01 - 40	$567,731	$-	$-	$-	$567,731
	40.01 - 45	$1,288,165	$-	$-	$-	$1,288,165
	45.01 - 50	$1,336,012	$-	$-	$-	$1,336,012
	50.01 - 55	$1,523,569	$-	$-	$-	$1,523,569
	55.01 - 60	$1,403,104	$-	$-	$-	$1,403,104
	60.01 - 65	$2,228,981	$-	$-	$-	$2,228,981
	65.01 - 70	$2,641,115	$-	$-	$-	$2,641,115
	70.01 - 75	$6,432,862	$-	$-	$-	$6,432,862
	75.01 - 80	$12,086,592	$-	$-	$-	$12,086,592
	80.01 and Above	$-	$-	$-	$-	$-

		30,763,766	-	-	-	30,763,766

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Quebec	20.00 and Below	$15,703,908	$-	$-	$-	$15,703,908
	20.01 - 25	$15,561,668	$-	$-	$-	$15,561,668
	25.01 - 30	$23,040,152	$-	$-	$-	$23,040,152
	30.01 - 35	$27,281,867	$27,894	$-	$-	$27,309,762
	35.01 - 40	$32,673,591	$-	$-	$-	$32,673,591
	40.01 - 45	$49,325,399	$-	$-	$-	$49,325,399
	45.01 - 50	$72,771,590	$-	$63,343	$-	$72,834,933
	50.01 - 55	$82,424,113	$-	$-	$-	$82,424,113
	55.01 - 60	$94,980,572	$-	$-	$-	$94,980,572
	60.01 - 65	$111,180,290	$-	$-	$-	$111,180,290
	65.01 - 70	$135,630,181	$-	$178,522	$156,629	$135,965,332
	70.01 - 75	$242,605,316	$-	$536,439	$-	$243,141,755
	75.01 - 80	$448,265,653	$-	$675,452	$-	$448,941,105
	80.01 and Above	$-	$-	$-	$-	$-

		1,351,444,301	27,894	1,453,757	156,629	1,353,082,580

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Saskatchewan	20.00 and Below	$1,174,952	$-	$-	$-	$1,174,952
	20.01 - 25	$1,043,522	$-	$-	$-	$1,043,522
	25.01 - 30	$1,848,057	$-	$-	$-	$1,848,057
	30.01 - 35	$2,595,797	$-	$-	$-	$2,595,797
	35.01 - 40	$4,139,435	$-	$-	$-	$4,139,435
	40.01 - 45	$5,397,611	$-	$-	$-	$5,397,611
	45.01 - 50	$6,268,092	$-	$-	$-	$6,268,092
	50.01 - 55	$8,476,947	$-	$-	$-	$8,476,947
	55.01 - 60	$12,611,161	$-	$-	$-	$12,611,161
	60.01 - 65	$7,437,313	$-	$-	$-	$7,437,313
	65.01 - 70	$17,257,145	$-	$-	$-	$17,257,145
	70.01 - 75	$24,195,631	$-	$-	$-	$24,195,631
	75.01 - 80	$37,223,445	$-	$-	$-	$37,223,445
	80.01 and Above	$-	$-	$-	$-	$-

		129,669,109	-	-	-	129,669,109

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Yukon Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

BMO Covered Bond Program	Monthly Investor Report - July 2014	8 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Jun-14
Date of Report:	15-Jul-14

Cover Pool - Current LTV Distribution by Credit Score

	Credit Scores
Current LTV (%)	<600	600 - 650	651 - 700	701 - 750	751 - 800	>800	Total
20.00 and Below	$2,183,082	$2,787,990	$6,833,545	$14,754,566	$44,417,456	$45,735,487	$116,712,127
20.01 - 25	$1,408,827	$1,668,007	$4,860,819	$15,478,883	$50,093,049	$39,549,866	$113,059,451
25.01 - 30	$2,462,461	$2,761,389	$7,271,502	$20,525,968	$65,172,288	$47,538,999	$145,732,606
30.01 - 35	$2,736,387	$4,290,535	$13,702,264	$30,615,029	$82,247,471	$60,640,566	$194,232,252
35.01 - 40	$5,548,107	$6,727,873	$25,554,467	$42,154,878	$101,793,130	$69,293,474	$251,071,929
40.01 - 45	$7,332,505	$10,964,020	$24,228,350	$59,661,973	$136,585,015	$82,950,233	$321,722,095
45.01 - 50	$9,823,774	$16,825,253	$38,200,263	$69,705,868	$167,087,939	$102,541,021	$404,184,117
50.01 - 55	$9,360,399	$19,324,638	$48,731,350	$111,415,764	$190,858,591	$113,514,622	$493,205,364
55.01 - 60	$14,249,509	$24,185,339	$53,715,267	$128,416,688	$215,449,470	$101,621,675	$537,637,948
60.01 - 65	$24,176,093	$34,995,147	$69,393,082	$141,678,068	$227,911,199	$92,569,454	$590,723,043
65.01 - 70	$25,187,818	$31,283,351	$101,525,190	$167,526,248	$317,402,150	$116,180,954	$759,105,711
70.01 - 75	$17,857,326	$45,110,753	$178,383,995	$367,490,226	$545,197,581	$181,858,469	$1,335,898,350
75.01 - 80	$26,435,415	$85,946,411	$317,257,397	$647,648,968	$813,992,780	$234,626,897	$2,125,907,867
80.01 and Above	$-	$-	$-	$-	$-	$-	$-

	$148,761,703	$286,870,704	$889,657,492	$1,817,073,128	$2,958,208,118	$1,288,621,717	$7,389,192,862

BMO Covered Bond Program	Monthly Investor Report - July 2014	9 of 9